Summary of Significant Accounting Policies (Foreign Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
China, Yuan Renminbi [Member]
Foreign Exchange Translation [Line Items]
Foreign exchange rate	6.3161	6.4735
Foreign exchange rate	6.3161	6.3647
United States of America, Dollars [Member]
Foreign Exchange Translation [Line Items]
Foreign exchange rate	1.0000	1.0000
Foreign exchange rate	1.0000	1.0000